Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Opening balance	kr 2,398	kr 2,518
Balances regarding acquired business	90	0
Increase in allowance	40	40
Write-offs	(70)	(163)
Translation difference	34	3
Closing balance	kr 2,492	kr 2,398